Income Taxes - Schedule of Income Tax Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Income Taxes [Line Items]
Current taxes	$ 1,015	$ 1,153	$ 1,048
Deferred taxes	162	(11)	20
Income tax expense	1,177	1,142	1,068
Domestic Countries
Income Taxes [Line Items]
Current taxes	768	830	785
Deferred taxes	180	54	48
Foreign Countries
Income Taxes [Line Items]
Current taxes	247	323	263
Deferred taxes	$ (18)	$ (65)	$ (28)